Operating Segment and Revenue Information - Schedule of Revenue by Therapeutic Area and Product (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2023 JPY (¥)	Mar. 31, 2022 JPY (¥) product	Mar. 31, 2021 JPY (¥)
Disclosure of products and services [line items]
Revenue from contracts with customers	¥ 4,027,478	¥ 3,569,006	¥ 3,197,812
Total Gastroenterology
Disclosure of products and services [line items]
Revenue from contracts with customers	1,094,541	875,685	777,800
ENTYVIO
Disclosure of products and services [line items]
Revenue from contracts with customers	702,744	521,778	429,281
TAKECAB-F
Disclosure of products and services [line items]
Revenue from contracts with customers	108,719	102,397	84,822
GATTEX/REVESTIVE
Disclosure of products and services [line items]
Revenue from contracts with customers	93,076	75,751	64,564
DEXILANT
Disclosure of products and services [line items]
Revenue from contracts with customers	69,371	50,763	55,572
PANTOLOC/CONTROLOC
Disclosure of products and services [line items]
Revenue from contracts with customers	45,518	40,275	43,120
ALOFISEL
Disclosure of products and services [line items]
Revenue from contracts with customers	2,725	1,843	784
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	72,388	82,877	99,657
Total Rare Diseases
Disclosure of products and services [line items]
Revenue from contracts with customers	723,442	611,196	591,746
Total Rare Hematology
Disclosure of products and services [line items]
Revenue from contracts with customers	304,718	283,689	289,799
ADVATE
Disclosure of products and services [line items]
Revenue from contracts with customers	118,188	118,491	128,535
ADYNOVATE/ADYNOVI
Disclosure of products and services [line items]
Revenue from contracts with customers	66,553	60,726	58,070
FEIBA
Disclosure of products and services [line items]
Revenue from contracts with customers	41,268	39,162	44,495
RECOMBINATE
Disclosure of products and services [line items]
Revenue from contracts with customers	12,762	12,297	13,389
HEMOFIL/IMMUNATE/IMMUNINE
Disclosure of products and services [line items]
Revenue from contracts with customers	19,581	17,722	18,662
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	46,367	35,291	26,648
Total Rare Genetics and Other
Disclosure of products and services [line items]
Revenue from contracts with customers	418,724	327,507	301,947
TAKHZYRO
Disclosure of products and services [line items]
Revenue from contracts with customers	151,800	103,242	86,718
ELAPRASE
Disclosure of products and services [line items]
Revenue from contracts with customers	85,321	73,119	68,786
REPLAGAL
Disclosure of products and services [line items]
Revenue from contracts with customers	66,741	51,714	51,764
VPRIV
Disclosure of products and services [line items]
Revenue from contracts with customers	48,372	42,408	38,518
LIVTENCITY
Disclosure of products and services [line items]
Revenue from contracts with customers	10,501	1,325	0
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	55,989	55,698	56,161
Total PDT Immunology
Disclosure of products and services [line items]
Revenue from contracts with customers	678,443	506,951	420,389
immunoglobulin
Disclosure of products and services [line items]
Revenue from contracts with customers	522,211	385,864	334,874
albumin
Disclosure of products and services [line items]
Revenue from contracts with customers	121,446	90,035	57,580
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	34,786	31,052	27,935
Total Oncology
Disclosure of products and services [line items]
Revenue from contracts with customers	438,742	468,730	416,512
LEUPLIN/ENANTONE
Disclosure of products and services [line items]
Revenue from contracts with customers	111,311	106,459	95,365
NINLARO
Disclosure of products and services [line items]
Revenue from contracts with customers	92,691	91,203	87,396
ADCETRIS
Disclosure of products and services [line items]
Revenue from contracts with customers	83,937	69,190	59,432
ICLUSIG
Disclosure of products and services [line items]
Revenue from contracts with customers	47,206	34,860	34,193
VELCADE
Disclosure of products and services [line items]
Revenue from contracts with customers	27,759	110,046	101,112
ALUNBRIG
Disclosure of products and services [line items]
Revenue from contracts with customers	20,556	13,644	8,806
EXKIVITY
Disclosure of products and services [line items]
Revenue from contracts with customers	3,732	962	0
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	51,551	42,367	30,208
Total Neuroscience
Disclosure of products and services [line items]
Revenue from contracts with customers	637,711	482,294	417,297
VYVANSE/ELVANSE
Disclosure of products and services [line items]
Revenue from contracts with customers	459,289	327,052	271,531
TRINTELLIX
Disclosure of products and services [line items]
Revenue from contracts with customers	100,081	82,315	68,869
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	78,341	72,926	76,897
Total Other
Disclosure of products and services [line items]
Revenue from contracts with customers	454,598	624,150	574,068
AZILVA-F
Disclosure of products and services [line items]
Revenue from contracts with customers	72,897	76,297	82,205
LOTRIGA
Disclosure of products and services [line items]
Revenue from contracts with customers	16,732	32,690	31,765
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	¥ 364,968	515,164	¥ 460,098
Diabetes
Disclosure of products and services [line items]
Revenue from contracts with customers		¥ 133,043
Number of products sold | product		4